American Century Investments®
Quarterly Portfolio Holdings
Avantis® All Equity Markets ETF (AVGE)
May 31, 2024

Avantis All Equity Markets ETF - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 99.9%
Domestic Equity Funds — 70.7%
Avantis Real Estate ETF	242,319	10,012,621
Avantis U.S. Equity ETF	1,772,153	158,129,212
Avantis U.S. Large Cap Value ETF(2)	869,505	55,039,667
Avantis U.S. Mid Cap Equity ETF	73,349	4,440,042
Avantis U.S. Mid Cap Value ETF	73,744	4,515,979
Avantis U.S. Small Cap Equity ETF	244,808	12,602,716
Avantis U.S. Small Cap Value ETF	158,128	14,713,811
		259,454,048
International Equity Funds — 29.2%
Avantis Emerging Markets Equity ETF	373,445	22,526,202
Avantis Emerging Markets Small Cap Equity ETF	68,273	3,778,699
Avantis Emerging Markets Value ETF	283,632	13,920,659
Avantis International Equity ETF	594,387	38,730,257
Avantis International Large Cap Value ETF(2)	357,063	19,752,582
Avantis International Small Cap Equity ETF	69,928	3,799,272
Avantis International Small Cap Value ETF	65,508	4,472,231
		106,979,902
TOTAL UNDERLYING FUNDS (Cost $313,276,816)		366,433,950
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	340,282	340,282
State Street Navigator Securities Lending Government Money Market Portfolio(3)	25,075	25,075
TOTAL SHORT-TERM INVESTMENTS (Cost $365,357)		365,357
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $313,642,173)		366,799,307
OTHER ASSETS AND LIABILITIES — 0.0%		(26,594)
TOTAL NET ASSETS — 100.0%		$366,772,713

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $30,852. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $31,452, which includes securities collateral of $6,377.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of Avantis exchange-traded funds (the underlying funds). The underlying funds represent a broadly diversified basket of equity securities. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at the reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended May 31, 2024 follows (amounts in thousands):

Fund/Underlying Fund	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(1)
Avantis Real Estate ETF	$6,269	$3,771	$212	$184	$10,012	242	$31	$223
Avantis U.S. Equity ETF	95,136	47,203	3,141	18,931	158,129	1,772	902	1,277
Avantis U.S. Large Cap Value ETF(2)	33,061	16,465	920	6,434	55,040	870	311	544
Avantis U.S. Mid Cap Equity ETF	—	3,978	85	547	4,440	73	12	18
Avantis U.S. Mid Cap Value ETF	—	3,976	84	624	4,516	74	12	21
Avantis U.S. Small Cap Equity ETF	10,880	4,422	3,780	1,081	12,603	245	(110)	103
Avantis U.S. Small Cap Value ETF	11,206	4,245	2,421	1,684	14,714	158	12	156
Avantis Emerging Markets Equity ETF	13,629	7,420	567	2,044	22,526	373	93	349
Avantis Emerging Markets Small Cap Equity ETF	—	3,637	62	204	3,779	68	3	4
Avantis Emerging Markets Value ETF	9,058	4,069	485	1,279	13,921	284	57	322
Avantis International Equity ETF	22,546	12,839	635	3,980	38,730	594	217	372
Avantis International Large Cap Value ETF(2)	11,413	6,711	321	1,950	19,753	357	114	225
Avantis International Small Cap Equity ETF	2,148	1,375	73	349	3,799	70	11	22
Avantis International Small Cap Value ETF	4,246	1,136	1,447	537	4,472	66	7	50
	$219,592	$121,247	$14,233	$39,828	$366,434	5,246	$1,672	$3,686
(1)Distributions received includes distributions from net investment income and from capital gains, if any.
(2)Security, or a portion thereof, is on loan.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.